Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Charterer A
Major customer percentage	14.00%	19.00%	21.00%
Charterer B
Major customer percentage	10.00%	13.00%	7.00%
Charterer C
Major customer percentage	9.00%	9.00%	11.00%
Charterer D
Major customer percentage	8.00%	5.00%